Commitments and Contingencies - Additional Information (Details) - USD ($)										1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 14, 2021	May 11, 2021	Mar. 28, 2021	Jan. 04, 2021	Dec. 13, 2020	Aug. 25, 2020	Oct. 31, 2019	Apr. 30, 2019	Dec. 31, 2018	Jul. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 09, 2020
Commitments and Contingencies [Line Items]
Rent expense											$ 48,776	$ 9,087	$ 55,393	$ 17,902	$ 54,649	$ 42,040
Percentage of company's annual requirements						100.00%
Allowance for doubtful accounts											5,470,897		5,470,897		257,463
Accrued settlement expense															39,486,139
Settlement expense			$ 21,365,641										21,365,641		39,486,139
Proceeds from exercise of warrant													7,500,018
Legal costs									$ 116,732
Founder returned shares								300,000
Settlement liability expense									5,616,732
Transfer of shares, value									5,500,000
G E M Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant issued			3,329,812
Exercise price of warrant			$ 3.19
Warrants to purchase shares			1,496,216
Warrants to purchase shares, amount			$ 7,500,018
Warrants expire period			The GEM Warrant will be valid for a period of three years from the date NeuroRx’s stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction of the type contemplated by the Merger Agreement.
Accrued settlement expense															39,486,139
Subsequent Event
Commitments and Contingencies [Line Items]
Issuance of common stock for exercise of warrant, shares										1,833,596
Proceeds from exercise of warrant										$ 9,186,316
Subsequent Event | G E M Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant issued			1,053,738
Warrants to purchase shares			473,486
Warrants to purchase shares, amount			$ 7,500,000
Warrants expire period			The GEM Warrant will be valid for a period of three years from the date the Company’s stock is listed for trading on a national securities exchange or consummation of a reverse merger transaction.
Former Adviser [Member]
Commitments and Contingencies [Line Items]
Transfer of shares, value							$ 499,994
Transfer of shares							45,454
Maximum [Member]
Commitments and Contingencies [Line Items]
Annual maintenance fees									$ 150,000
Jonathan Javitt Living Trust [Member]
Commitments and Contingencies [Line Items]
Transfer of shares									250,000
Sarah Herzog Memorial Hospital Ezrat Nashim [Member]
Commitments and Contingencies [Line Items]
Transfer of shares, value								$ 5,500,000
Milestone payments															$ 250,000
Transfer of shares								500,000	500,000
Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty percentage															1.00%
Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty percentage															2.50%
Annual maintenance fees															$ 150,000
Development Milestone [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Milestone payments									$ 100,000
Development Milestone [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Milestone payments									$ 750,000
Development Milestone [Member] | Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Milestone payments															100,000
Development Milestone [Member] | Sarah Herzog Memorial Hospital Ezrat Nashim [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Milestone payments															750,000
Relief Therapeutics Collaboration Agreement [Member]
Commitments and Contingencies [Line Items]
Reimbursable expenses	$ 10,904,065	$ 10,612,750											5,984,679		10,160,421
Reimbursable expenses received													770,444		9,329,031
Allowance for doubtful accounts											5,470,897		$ 5,470,897		$ 257,463
Invoiced costs	$ 6,000,000	$ 4,000,000
Big Rock Partners Acquisition Corp [Member] | Merger Agreement [Member]
Commitments and Contingencies [Line Items]
Earnout Shares Milestone					25,000,000
Earnout Cash Milestone					$ 100,000,000
Earnout Shares Milestone Description					an aggregate of 25 million additional shares of Big Rock common stock (“Earnout Shares”) will be issued to NeuroRx pre-merger equity holders if, prior to December 31, 2022, (1) the Company’s COVID-19 drug receives emergency use authorization by the FDA and (2) the FDA accepts the Company’s filing of its application to approve the Company’s COVID-19 drug
Earnout Cash Milestone Description					In addition, subject to certain conditions, $100 million (“Earnout Cash”) may be payable to NeuroRx pre-merger equity holders if, prior to December 31, 2022, either (1) FDA approval of the Company’s COVID-19 Drug is obtained and the Company’s COVID-19 Drug is listed in the FDA’s “Orange Book” and (2) FDA approval of the Company’s Antidepressant Drug Regimen is obtained and the Company’s Antidepressant Drug Regimen is listed in the FDA’s “Orange Book”.
GEM Share Subscription Facility Agreement
Commitments and Contingencies [Line Items]
Share subscription agreement term													3 years
Share subscription value											95,600,000		$ 95,600,000
Commitment fee													1,900,000
Polypeptide [Member]
Commitments and Contingencies [Line Items]
Purchase commitments																	$ 1,010,000
Aerogen Limited | Subsequent Event
Commitments and Contingencies [Line Items]
Purchase order of products				$ 54,315
Sponsored Research Agreement [Member]
Commitments and Contingencies [Line Items]
Research commitments													360,450
Research commitments paid											$ 0		$ 126,157